[LETTERHEAD OF INVESCO CAPITAL MARKETS, INC.]


March 2, 2018


VIA EDGAR


Securities and Exchange Commission
100 F Street N.E.
Washington, DC  20549

         Re:     Invesco Unit Trusts, Series 1852
                 Amendment No. 1 to the Registration Statement on Form S-6 ("Amendment No. 1")
                 File No. 333-222608

Ladies and Gentlemen:

Pursuant to Rule 461 of the General Rules and Regulations of the Securities and Exchange Commission under the Securities Act of 1933, the undersigned, Invesco Unit Trusts, Series 1852, and its depositor, sponsor and principal underwriter, Invesco Capital Markets, Inc., respectfully request that the Securities and Exchange Commission grant acceleration of the effective date of said Amendment No. 1 so that it may become effective as early as practicable on Friday, March 2, 2018.

Very truly yours,

INVESCO UNIT TRUSTS, SERIES 1852

By: Invesco Capital Markets, Inc.

         By:     /s/ JOHN F. TIERNEY
                 John F. Tierney
                 Vice President